Employee Benefit Plans - Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Before-Tax Amount [Abstract]
Prior service benefit during the year	$ (2)	$ 37	$ 40
Amortization of prior service benefit	(17)	(14)	(14)
Net gain (loss) arising during the year	91	(425)	(62)
Actuarial loss included in benefits expense	255	212	203
Before-Tax Amount, Total benefits plans	327
Tax Benefit (Expense) [Abstract]
Tax Benefit (Expense), Prior service cost during year	(2)
Tax Benefit (Expense), Amortization of prior service cost	8
Tax Benefit (Expense), Net loss arising during year	(82)
Tax Benefit (Expense), Actuarial gain (loss) included in benefits expense	(72)
Tax Benefit (Expense), Total benefits plans	(148)	67	(27)
Net-of-Tax Amount [Abstract]
Net-of-Tax Amount, Prior service cost during year	(4)
Net-of-Tax Amount, Amortization of prior service cost	(9)
Net-of-Tax Amount, Net loss arising during year	9
Net-of-Tax Amount, Actuarial gain (loss) included in benefits expense	183
Net-of-Tax Amount, Total benefit plans	$ 179	$ (123)	$ 140